Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Classification of Property, Plant and Equipment
Property, plant and equipment by classification were as follows:

		December 31,
	Depreciable Life	2016	2015
		(Millions)
Gathering and transmission systems	20 — 50 Years	$8,560	$8,815
Processing, storage, and terminal facilities	35 — 60 Years	5,134	5,102
Other	3 — 30 Years	502	485
Construction work in progress		171	196
Property, plant and equipment		14,367	14,598
Accumulated depreciation		(5,298)	(5,170)
Property, plant and equipment, net		$9,069	$9,428

Schedule of Changes in Asset Retirement Obligations
The following table summarizes changes in the asset retirement obligations included in our balance sheets:

	December 31,
	2016 (a)	2015 (a)
	(millions)
Balance, beginning of period	$120	$117
Accretion expense	7	7
Revisions in estimated cash flows	(3)	(4)
Balance, end of period	$124	$120

(a) Asset retirement obligations are included in other long-term liabilities in the consolidated balance sheets. Accretion expense is recorded within operating and maintenance expense in our consolidated statement of operations. Accretion expense for the year ended December 31, 2014 was $6 million.